Note to Consolidated Statements of Cash flows - Summary of Reconciliation From Profit Before Income Tax To Cash Used In Operating Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation from profit before income tax to cash used in operating activities [Line Items]
Profit before income tax	¥ 17,909,505	¥ 19,433,841	¥ 18,649,260
Adjustments for
Depreciation of property and equipment	226,862	276,266	250,280
Depreciation of right-of-use assets	604,018	509,026	529,269
Amortization of intangible assets	31,831	31,967	171,915
Share of profits of associates and joint ventures	(14,837)	(72,807)	(45,763)
Net gains on sale of property and equipment, and intangible assets	184	83	350
Net unrealized losses/(gains) on financial assets at fair value through profit or loss	558,044	732,125	(1,728)
Non-cash employee benefits expense—share based payment	165,248	(55,443)	128,158
Asset impairment losses	7,168	134,516	7,492
Credit impairment losses	2,768,499	1,710,617	220,630
Finance cost classified as financing activities	3,137,737	1,844,209	912,359
Investment income classified as investing activities	(1,127,006)	(988,429)	(709,167)
Foreign exchange losses/(gains)	(192,337)	95,947	125,918
Change in operating assets and liabilities	24,074,916	23,651,918	20,238,973
Change in operating assets and liabilities, net of effects from purchase of controlled entity
Increase/(Decrease) in accounts and other receivables	(68,897,073)	(34,684,983)	61,391,901
Increase/(Decrease) in accounts and other payables	56,166,868	17,455,647	(80,093,625)
Net cash generated from / (used in) operating activities	¥ 11,344,711	¥ 6,422,582	¥ 1,537,249